Share capital - Authorized share capital (Details) - shares	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Convertible Redeemable Preferred A Shares
Common Share capital
Shares issued (in shares)		0	0
Convertible Redeemable Preferred B Shares
Common Share capital
Shares issued (in shares)		0	0
Class A common shares
Common Share capital
Shares issued (in shares)		149,000,000	121,000,000
Class B common shares
Common Share capital
Shares issued (in shares)	200,000,000	82,000,000	65,000,000
Class C common shares
Common Share capital
Shares issued (in shares)		4,000,000	1,000,000
Class D common shares
Common Share capital
Shares issued (in shares)		3,000,000	3,000,000
Class E common shares
Common Share capital
Shares issued (in shares)	66,000,000	7,000,000	0